3. FINANCIAL INSTRUMENTS AND RISK ANALYSIS (Details 11) - Interest rate risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Probable scenario [member]
Disclosure of financial instruments by type of interest rate [line items]
Total assets/liabilities pegged to the interest rate	R$ 3,860,522
Total (gain) loss
Possible scenario [member]
Disclosure of financial instruments by type of interest rate [line items]
Total assets/liabilities pegged to the interest rate	4,588,074
Total (gain) loss	727,552
Remote scenario [member]
Disclosure of financial instruments by type of interest rate [line items]
Total assets/liabilities pegged to the interest rate	5,324,931
Total (gain) loss	R$ 1,464,409
CDI [member]
Disclosure of financial instruments by type of interest rate [line items]
Description of changes in exposure to risk	CDI increase
CDI [member] | Probable scenario [member]
Disclosure of financial instruments by type of interest rate [line items]
Total assets/liabilities pegged to the interest rate	R$ 1,133,211
CDI [member] | Possible scenario [member]
Disclosure of financial instruments by type of interest rate [line items]
Total assets/liabilities pegged to the interest rate	1,425,047
CDI [member] | Remote scenario [member]
Disclosure of financial instruments by type of interest rate [line items]
Total assets/liabilities pegged to the interest rate	R$ 1,720,264
TJLP [member]
Disclosure of financial instruments by type of interest rate [line items]
Description of changes in exposure to risk	TJLP increase
TJLP [member] | Probable scenario [member]
Disclosure of financial instruments by type of interest rate [line items]
Total assets/liabilities pegged to the interest rate	R$ 2,727,311
TJLP [member] | Possible scenario [member]
Disclosure of financial instruments by type of interest rate [line items]
Total assets/liabilities pegged to the interest rate	3,163,027
TJLP [member] | Remote scenario [member]
Disclosure of financial instruments by type of interest rate [line items]
Total assets/liabilities pegged to the interest rate	R$ 3,604,667